Transactions with Related Parties and Joint Operators	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties and Joint Operators [Abstract]
Transactions with Related Parties and Joint Operators
11.	Transactions with Related Parties and Joint Operators

A.	Transactions with related parties

The main transactions among Company and its related parties are summarized as follows:

In thousands of soles	2021	2022	2023
Revenue from sales of goods and services:
- Joint operations	22,374	48,042	57,148
	22,374	48,042	57,148
Purchase of goods and services:
- Associates	4,478	1,842	-
	4,478	1,842	-

B.	Related parties transactions

Transactions among related parties are made based on current price lists and according to the terms and conditions similar to those agreed with third parties.

As of December 31, the balances were the following:

	2022		2023
In thousands of soles	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations
Consorcio Constructor Chavimochic	-	9,421	-	9,313
Consorcio GyM Conciviles	-	1,426	-	5,709
Consorcio Peruano de Conservacion	752	2,629	799	2,762
Consorcio Vial Quinua	-	1,945	-	1,945
Consorcio Intipunku	4,030	3,104	5,647	114
Consorcio Manperan	603	4,064	451	1,721
Consorcio TNT Vial y Vives – DSD Chile Ltda	8,664	3,153	-	558
Consorcio Rio Urubamba	9,606	-	1,911	-
Consorcio Italo Peruano	1,524	-	1,648	-
Consorcio Ermitano	547	-	526	-
Consorcio Rio Mantaro	-	12,247	-	-
Others	2,019	2,145	4,461	523
	27,745	40,134	15,443	22,645
Other related parties
Ferrovias S.A.	-	13,354	-	21,727
	-	13,354	-	21,727
Current portion	27,745	53,488	15,443	44,372
Non-current portion
Gasoducto Sur Peruano S.A. (note 14.a.i)	542,392	-	527,722	-
Ferrovias S.A.	-	15,054	-	15,761
Ferrovias Participaciones S.A.	-	12,239	-	12,803
Others	-	-	563	-
Non-current	542,392	27,293	528,285	28,564

As of December 31, 2022 and 2023, accounts receivable and accounts payable are mainly of current maturity and have no specific guarantees. These balances do not bear interest considering their maturity in the short term.

The corporation carries out its operations with related companies under the same conditions as those carried out with third parties; consequently, there are no differences in pricing policies or in the basis for tax settlement; with respect to payment methods, these do not differ from policies granted to third parties. Transactions with non-controlling interests are disclosed in note 34.

C.	Key Management remuneration

Key Management includes executive and non-executive directors, members of the Executive Committee and Internal Audit Management. In 2023 remuneration paid or payable to key Management amounted to S/ 36.5 million and only included short-term benefits (in 2022 a balance of S/ 33 million, in 2021 a balance of S/ 33.5 million).